18. Taxes payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Taxes Payable Details
PIS and COFINS	R$ 43,237	R$ 40,036
Installment payments - PRT and PERT	23,858	68,596
Withholding income tax on salaries	34,883	32,070
ICMS	46,952	45,492
IRPJ and CSLL payable	8,991	5,299
Other	8,440	9,654
Total	166,361	201,147
Current	111,702	134,951
Noncurrent	R$ 54,659	R$ 66,196